Fair Value Measurements	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Fair Value Measurements
6.	Fair Value Measurements

The Company applies the provisions of ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value each reporting period and its nonfinancial assets and liabilities that are re-measured and reported at fair value on a non-recurring basis. Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. Financial assets and liabilities are categorized within the valuation hierarchy based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted market prices for identical assets or liabilities.

•	Level 2—Inputs to the valuation methodology are other observable inputs, including quoted market prices for similar assets or liabilities and market-corroborated inputs.

•

Level 3—Inputs to the valuation methodology are unobservable inputs based on management’s best estimate of inputs market participants would use in pricing the asset or liability at the measurement date, including assumptions about risk.

Assets/Liabilities Measured and Recorded at Fair Value on a Recurring Basis

As of September 29, 2012 and September 24, 2011, the Company’s financial assets that are re-measured at fair value on a recurring basis included $0.3 million in money market mutual funds in both periods that are classified as cash and cash equivalents in the Consolidated Balance Sheets. Money market mutual funds are classified within Level 1 of the fair value hierarchy and are valued using quoted market prices for identical assets. As a result of its Gen-Probe acquisition, the Company has an equity investment in a publicly-traded company and mutual funds, both of which are valued using quoted market prices, representing Level 1 assets. The Company has a payment obligation under its DCP to the participants of the DCP and the deferred compensation plan assumed in the Gen-Probe acquisition. This aggregate liability is recorded at fair value based on the underlying value of certain hypothetical investments DCP and actual investments for the Gen-Probe plan as designated by each participant for their benefit. Since the value of the DCP obligation is based on market prices, the liability is classified within Level 1. In addition, the Company has contingent consideration liabilities related to its acquisitions that it records at fair value. The fair values of these liabilities are based on Level 3 inputs and are discussed in Note 3.

Assets and liabilities measured at fair value on a recurring basis consisted of the following:

		Fair Value Measurements at September 29, 2012
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$315	$315	$—	$—
Marketable securities:
Equity security	6,029	6,029	—	—
Mutual funds	6,995	6,995	—	—

Total	$13,339	$13,339	$—	$—

Liabilities:
Deferred compensation liabilities	$32,082	$32,082	$—	$—
Contingent consideration	86,368	—	—	86,368

Total	$118,450	$32,082	$—	$86,368

		Fair Value Measurements at September 24, 2011
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$314	$314	$—	$—

Total	$314	$314	$—	$—

Liabilities:
Deferred compensation liabilities	$17,168	$17,168	$—	$—
Contingent consideration	103,790	—	—	103,790

Total	$120,958	$17,168	$—	$103,790

Changes in the fair value of recurring fair value measurements, which solely consisted of contingent consideration liabilities, using significant unobservable inputs (Level 3) during the years ended September 29, 2012 and September 24, 2011 were as follows:

	2012	2011
Beginning balance	$103,790	$29,500
Contingent consideration liabilities recorded at fair value at acquisition	—	86,600
Fair value adjustments	38,466	(8,016)
Payments made	(55,888)	(4,294)

Ending balance	$86,368	$103,790

Refer to Note 3 for a description of the valuation of contingent consideration and related sensitivities of the estimates.

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company remeasures the fair value of certain assets and liabilities upon the occurrence of certain events. Such assets are comprised of cost-method equity investments and long-lived assets, including property and equipment, intangible assets and goodwill. During fiscal 2012, the Company recorded a goodwill impairment charge of $5.8 million related to its MammoSite reporting unit. During fiscal 2010, the Company recorded impairment charges of $143.5 million and $76.7 million to adjust intangible assets and goodwill, respectively, related to its MammoSite reporting unit to their estimated fair values. These adjustments fall within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs to determine fair value. The fair value measurements using a discounted cash flow technique, and the amount and timing of future cash flows within the analysis were based on the Company’s most recent operational budgets, long-range strategic plans and other estimates at the time such remeasurement was made.

The Company holds certain cost-method equity investments in non-publicly traded securities aggregating $16.0 million and $4.6 million at September 29, 2012 and September 24, 2011, respectively, which are included in other long-term assets on the Company’s Consolidated Balance Sheets. The increase in these investments from fiscal 2011 was due to those acquired in the Gen-Probe acquisition. These investments are generally carried at cost, which for the investments acquired from Gen-Probe was the estimated fair value on the date of acquisition. As the inputs utilized for the Company’s periodic impairment assessment are not based on observable market data, these cost method investments are classified within Level 3 of the fair value hierarchy. To determine the fair value of these investments, the Company uses all available financial information related to the entities, including information based on recent or pending third-party equity investments in these entities. In certain instances, a cost method investment’s fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and to do so would be impractical. During fiscal 2011 and 2010, the Company recorded other-than-temporary impairment charges of $2.4 million and $1.1 million, respectively, related to certain of its cost-method equity investments to adjust their carrying amounts to fair value.

The following chart depicts the level of inputs within the fair value hierarchy used to estimate the fair value of equipment, intangible assets, goodwill and cost-method equity investments measured on a nonrecurring basis for which the Company recorded impairment charges:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Fiscal 2012:
Equipment	$—			$—	$(6,452)
Goodwill	—			—	(5,826)

					$(12,278)

Fiscal 2011:
Cost-method equity investments	$345			$345	$(2,445)

Fiscal 2010:
Intangible assets	$24,290			$24,290	$(143,467)
Goodwill	5,826			5,826	(76,723)
Cost-method equity investment	—			—	(1,100)

					$(221,290)

The above fair value amounts represent only those individual assets remeasured and not the consolidated balances. Refer to Note 5 for disclosure of the nonrecurring fair value measurement related to the loss on extinguishment of debt recorded in the second quarter of fiscal 2012 and the first quarter of fiscal 2011.

Disclosure of Fair Value of Financial Instruments

The Company’s financial instruments mainly consist of cash and cash equivalents, accounts receivable, marketable securities, cost-method equity investments, insurance contracts, DCP liability, accounts payable and debt obligations. The carrying amounts of the Company’s cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The carrying amount of the insurance contracts are recorded at the cash surrender value, as required by U.S. generally accepted accounting principles, which approximates fair value, and the related DCP liability is recorded at fair value. The Company believes the carrying amounts of its cost-method investments approximate fair value.

Amounts outstanding under our Credit Agreement aggregating $2.5 billion aggregate principal are subject to variable rates of interest based on current market rates, and as such, we believe the carrying amount of these obligations approximates fair value. In addition, based on the recent issuance of our Senior Notes, we believe their carrying amount approximates fair value. The fair value of the Company’s Convertible Notes is based on the trading prices of the respective notes at the dates noted and represent Level 1 measurements. Refer to Note 5 for the various components of the Company’s debt respective carrying amounts.

The estimated fair values of the Company’s Convertible Notes as of September 29, 2012 and September 24, 2011 are as follows:

	2012	2011
2007 Notes	$771,600	$1,200,000
2010 Notes	505,600	468,700
2012 Notes	490,700	—

	$1,767,900	$1,668,700

Note 5.	Fair Value Measurements

The Company determines the fair value of its assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. There is an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. Applicable accounting guidance under ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Assets and liabilities are classified based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of financial instruments such as cash equivalents, accounts receivable, prepaid and other current assets, accounts payable and other current liabilities approximate the related fair values due to the short-term maturities of these instruments. The Company reviews the fair value hierarchy on a quarterly basis. Changes in the observations or valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Set forth below is a description of the Company’s valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. Where appropriate, the description includes details of the valuation models, the key inputs to those models, as well as any significant assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s cash equivalents and marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities, and money market funds. When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. The Company’s Level 1 financial instruments include equity securities and mutual funds. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may determine the fair value using quoted prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals. The Company validates the fair value of its Level 2 marketable debt securities provided by its professional pricing service by evaluating the reasonableness of the methods and assumptions used by the professional pricing service, and by comparing their assessment of the fair value of the Company’s investment portfolio against the fair value of the Company’s investment portfolio from an independent professional pricing source and with publicly available data for actual transactions.

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of June 30, 2012 and December 31, 2011 (in thousands):

	Fair Value Measurements at June 30, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$92,704	$—	$92,704
Marketable securities
Equity securities	7,110	—	—	7,110
Municipal securities	—	277,628	—	277,628
Municipal securities	6,586	—	—	6,586

Total marketable securities	13,696	277,628	—	291,324

Total assets at fair value	$13,696	$370,332	$—	$384,028

Liabilities:
Deferred compensation plan liabilities	$6,586	$—	$—	$6,586

Total liabilities at fair value	$6,586	$—	$—	$6,586

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities:
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

Activity Between and Within Levels of the Fair Value Hierarchy

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. There were no transfers between levels during the first six months of 2012. In the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds traded in active markets with quoted market prices. Similarly, in the fourth quarter of 2011, the participants’ selected investments were converted to investments based on mutual funds traded in active markets with quoted market prices. Liabilities under the deferred compensation plan are recorded at amounts due to participants, based on the fair value of the participants’ selected investments. Therefore, for the year ended December 31, 2011, the Company transferred $6.1 million of both deferred compensation plan assets and deferred compensation plan liabilities, respectively, from Level 2 to Level 1.

For those financial instruments measured at fair value on a recurring and non-recurring basis with significant Level 3 inputs, there was no activity for the six month period ended June 30, 2012.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

Certain assets and liabilities, including cost method investments, are measured at fair value on a non-recurring basis and therefore are not included in the tables above. Such instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Assets and Liabilities Held for Sale

During the second quarter ended June 30, 2012, management committed to a plan to dispose of a French subsidiary supplying research products and services, as well as its Cardiff, U.K. manufacturing facility. As a result of these items being held for sale, the assets of the French subsidiary and the manufacturing facility were written down to fair value less costs to sell, resulting in a pre-tax asset impairment charge of $0.8 million recorded in the Company’s consolidated statement of operations in the second quarter of 2012. The Company expects to complete the sale of the French subsidiary and the manufacturing facility during the third quarter of 2012.

Assets and liabilities held for sale are reflected in the Company’s consolidated balance sheets under the captions “Other current assets” and “Other accrued expenses.” The Company has the following assets and liabilities held for sale as of June 30, 2012 (in thousands):

Assets
Cash	$338
Receivables and inventory	1,281
Other current assets	228
Property, plant and equipment, net	960
Purchased intangibles, net	634
Other assets	33

Total assets held for sale	$3,474

Liabilities
Other accrued expenses	$964

Net assets held for sale	$2,510

Equity Investment in Public Company

In April 2009, the Company made a $5.0 million preferred stock investment in DiagnoCure, Inc. (“DiagnoCure”), a publicly-held company traded on the Toronto Stock Exchange. The Company’s equity investment was initially valued based on the transaction price under the cost method of accounting. The market value of the underlying common stock is the most observable value of the preferred stock, but because there is no active market for DiagnoCure’s preferred shares the Company has classified its equity investment in DiagnoCure as Level 2 in the fair value hierarchy. The Company’s investment in DiagnoCure, which had a value of $5.0 million as of June 30, 2012, is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Equity Investments in Private Companies

The valuation of investments in non-public companies requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. The Company’s equity investments in private companies are initially valued based upon the transaction price under the cost method of accounting. Equity investments in non-public companies are classified as Level 3 in the fair value hierarchy.

The Company records impairment charges when an investment has experienced a decline that is deemed to be other-than-temporary. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. Future adverse changes in market conditions or poor operating results of investees could result in losses or an inability to recover the carrying value of the investments, thereby possibly requiring impairment charges in the future. When assessing investments in private companies for an other-than-temporary decline in value, the Company considers many factors, including, but not limited to, the following: the share price from the investee’s latest financing round; the performance of the investee in relation to its own operating targets and its business plan; the investee’s revenue and cost trends; the investee’s liquidity and cash position, including its cash burn rate; and market acceptance of the investee’s products and services. From time to time, the Company may consider third party evaluations or valuation reports. The Company also considers new products and/or services that the investee may have forthcoming, any significant news specific to the investee, the investee’s competitors and the outlook of the overall industry in which the investee operates. In the event the Company’s judgments change as to other-than-temporary declines in value, the Company may record an impairment loss, which could have an adverse effect on its results of operations.

Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets to Roka Bioscience, Inc. (“Roka”), a newly formed private company. In consideration for the contribution of assets, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.

In April 2011, the Company purchased approximately $4.0 million of Roka’s Series C preferred stock as a participant in Roka’s Series C preferred stock round of financing that raised a total of approximately $20.0 million. As of June 30, 2012, the Company owns shares of preferred stock representing approximately 14.7% of Roka’s capital stock on a fully diluted basis. The Company’s investment has been valued based on the transaction price under the cost basis of accounting. The Company’s overall investment in Roka had a value of approximately $4.7 million as of June 30, 2012, and is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Qualigen, Inc.

The Company invested in Qualigen, Inc. (“Qualigen”), a private company, in 2006. The Company’s investment in Qualigen, which had a value of approximately $5.4 million as of June 30, 2012, has been valued based upon several factors, including a market approach and an income (discounted cash flow) approach. This investment is also included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Note 8.	Fair Value Measurements

The Company determines the fair value of its assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. There is an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. Applicable accounting guidance under ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Assets and liabilities are classified based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of financial instruments such as cash equivalents, accounts receivable, prepaid and other current assets, accounts payable and other current liabilities approximate the related fair values due to the short-term maturities of these instruments. The Company reviews the fair value hierarchy on a quarterly basis. Changes in the observations or valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Set forth below is a description of the Company’s valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. Where appropriate, the description includes details of the valuation models, the key inputs to those models, as well as any significant assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s cash equivalents and marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities, FDIC insured corporate bonds and money market funds. When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. The Company’s Level 1 financial instruments include equity securities and mutual funds. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may determine the fair value using quoted prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals. The Company validates the fair value of its Level 2 marketable debt securities provided by its professional pricing service by evaluating the reasonableness of the methods and assumptions used by the professional pricing service, and by comparing their assessment of the fair value of the Company’s investment portfolio against the fair value of the Company’s investment portfolio from an independent professional pricing source and with publicly available data for actual transactions.

In connection with a collaboration agreement the Company entered into with Pacific Biosciences in June 2010, the Company purchased $50.0 million of Pacific Biosciences’ Series F preferred stock, as a participant in Pacific Biosciences’ Series F preferred stock financing that raised a total of approximately $109.0 million. In October 2010, Pacific Biosciences completed an initial public offering of its common stock, which now trades on the NASDAQ Global Select Market under the symbol “PACB.” As a result of the initial public offering, the preferred stock held by the Company was converted into common stock. During the quarter ended December 31, 2010, the Company reclassified its investment in Pacific Biosciences from a Level 3 investment to a Level 1 investment. During the third quarter of 2011, the Company recorded an other-than-temporary impairment loss of $39.5 million related to the Company’s investment in Pacific Biosciences, which reduced the Company’s cost basis in the Pacific Biosciences’ common stock from $50.0 million to $10.5 million. The Company’s investment in Pacific Biosciences, which had a value of $9.2 million as of December 31, 2011, is included in “Marketable securities, net of current portion,” on the Company’s consolidated balance sheets.

The following table presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of December 31, 2011 and 2010 (in thousands):

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

	Fair Value Measurements at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$1,211	$—	$1,211
Marketable securities
Equity securities	52,130	—	—	52,130
Treasury securities	—	7,891	—	7,891
Municipal securities	—	366,300	—	366,300
Corporate obligations	—	3,644	—	3,644

Total marketable securities	52,130	377,835	—	429,965
Deferred compensation plan assets	—	6,298	—	6,298

Total assets at fair value	$52,130	$385,344	$—	$437,474

Liabilities
Deferred compensation plan liabilities	$—	$6,246	$—	$6,246

Total liabilities at fair value	$—	$6,246	$—	$6,246

Activity Between and Within Levels of the Fair Value Hierarchy

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. In the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds traded in active markets with quoted market prices. Similarly, in the fourth quarter of 2011, the participants’ selected investments were converted to investments based on mutual funds traded in active markets with quoted market prices. Liabilities under the deferred compensation plan are recorded at amounts due to participants, based on the fair value of the participants’ selected investments. Therefore, for the year ended December 31, 2011, the Company transferred $6.1 million of both deferred compensation plan assets and deferred compensation plan liabilities, respectively, from Level 2 to Level 1.

For those financial instruments with significant Level 3 inputs, there was no activity for the year ended December 31, 2011. The following roll-forward summarizes the activity for the year ended December 31, 2010 (in thousands):

Level 3 contingent consideration liability as of December 31, 2009	$17,994
Payment of milestone	(10,000)
Gain on contingent consideration	(7,994)

Level 3 contingent consideration liability as of December 31, 2010	$—

The range of potential contingent consideration that the Company may have been required to pay related to the acquisition of Prodesse was originally between $0 and $25.0 million. The contingent consideration liability recorded on the Company’s financial statements was based on a calculation that considers the forecasted achievement of the underlying milestones as of the date of determination, as well as the timing of the related cash payments, and then discounts these amounts based on a discount rate the Company determines is appropriate for the underlying milestones. Based on these calculations, the Company initially recorded $18.0 million as of the date of acquisition as the fair value of this potential contingent consideration liability. The Company reassessed the fair value of this contingent consideration liability on a quarterly basis.

In July 2010, the Company received FDA clearance of its ProFAST+ assay, thereby satisfying one of the acquisition-related milestones and triggering a $10.0 million payment to former Prodesse securityholders. No other milestones were satisfied and there is no contingent consideration liability remaining as of December 31, 2011.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

Certain assets and liabilities, including cost method investments, are measured at fair value on a non-recurring basis and therefore are not included in the table above. Such instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Equity Investment in Public Company

In April 2009, the Company made a $5.0 million preferred stock investment in DiagnoCure, Inc. (“DiagnoCure”), a publicly-held company traded on the Toronto Stock Exchange. The Company’s equity investment was initially valued based on the transaction price under the cost method of accounting. The market value of the underlying common stock is the most observable value of the preferred stock, but because there is no active market for DiagnoCure’s preferred shares the Company has classified its equity investment in DiagnoCure as Level 2 in the fair value hierarchy. The Company’s investment in DiagnoCure, which had a value of $5.0 million as of December 31, 2011, is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Equity Investments in Private Companies

The valuation of investments in non-public companies requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. The Company’s equity investments in private companies are initially valued based upon the transaction price under the cost method of accounting. Equity investments in non-public companies are classified as Level 3 in the fair value hierarchy.

The Company records impairment charges when an investment has experienced a decline that is deemed to be other-than-temporary. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. Future adverse changes in market conditions or poor operating results of investees could result in losses or an inability to recover the carrying value of the investments, thereby possibly requiring impairment charges in the future. When assessing investments in private companies for an other-than-temporary decline in value, the Company considers many factors, including, but not limited to, the following: the share price from the investee’s latest financing round; the performance of the investee in relation to its own operating targets and its business plan; the investee’s revenue and cost trends; the investee’s liquidity and cash position, including its cash burn rate; and market acceptance of the investee’s products and services. From time to time, the Company may consider third party evaluations or valuation reports. The Company also considers new products and/or services that the investee may have forthcoming, any significant news specific to the investee, the investee’s competitors and the outlook of the overall industry in which the investee operates. In the event the Company’s judgments change as to other-than-temporary declines in value, the Company may record an impairment loss, which could have an adverse effect on its results of operations.

Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets to Roka, a newly formed private company. In consideration for the contribution of assets, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.

In April 2011, the Company purchased approximately $4.0 million of Roka’s Series C preferred stock as a participant in Roka’s Series C preferred stock round of financing that raised a total of approximately $20.0 million. At December 31, 2011, the Company owns shares of preferred stock representing approximately 14.7% of Roka’s capital stock on a fully diluted basis. The Company’s overall investment in Roka had a value of approximately $4.7 million as of December 31, 2011, and is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Qualigen, Inc.

The Company invested in Qualigen, Inc. (“Qualigen”), a private company, in 2006. The Company’s investment in Qualigen, which had a value of approximately $5.4 million as of December 31, 2011, is also included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.